Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011
Cash flows from operating activities:
Consolidated net loss	$ (14,044)	$ (21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	58,351	77,248
Amortization of intangibles, deferred financing costs and bond premium	13,339	22,000
Provision for doubtful accounts	593	899
Provision for inventory obsolescence	99	134
Non-cash stock-based compensation expense	3,294	4,276
Non-cash gain on trade-in of recalled equipment	(8,360)	(13,710)
Gain on sales and disposals of equipment	(1,297)	(1,896)
Deferred income taxes	(6,717)	(8,728)
Changes in operating assets and liabilities:
Accounts receivable	(4,328)	(6,670)
Inventories	(267)	(73)
Other operating assets	(759)	184
Accounts payable	813	5,358
Other operating liabilities	15,350	608
Net cash provided by operating activities	56,067	57,691
Cash flows from investing activities:
Medical equipment purchases	(60,563)	(77,561)
Property and office equipment purchases	(5,861)	(9,557)
Proceeds from disposition of property and equipment	2,599	3,869
Acquisitions, net of cash acquired	(65,039)	(69,970)
Net cash used in investing activities	(128,864)	(153,219)
Cash flows from financing activities:
Proceeds under senior secured credit facility	132,250	166,250
Payments under senior secured credit facility	(185,150)	(204,650)
Payments of principal under capital lease obligations	(4,286)	(5,835)
Purchase of refinanced bonds	(4,340)
Payments on acquired debt		(472)
Proceeds from issuance of bonds	178,938	178,938
Accrued interest received from bondholders	661	661
Distributions to non controlling interests	(291)	(451)
Contributions from new members to limited liability companies	7	7
Proceeds from exercise of parent company stock options	41	41
Dividend and equity distribution payments	(32,729)	(32,729)
Payment of deferred financing costs	(4,340)	(4,458)
Change in book overdrafts	755	48
Net cash provided by financing activities	85,856	96,689
Net change in cash and cash equivalents	13,059	1,161
Cash and cash equivalents at the end of period	13,059	1,161
Supplemental cash flow information:
Interest paid	22,711	51,667
Income taxes paid	361	563
Non-cash activities:
Medical equipment purchases included in accounts payable (at end of period)	13,113	8,784
Dividend declared to Parent	1,771	1,771
Capital lease additions	$ 3,191	$ 7,091